Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Key Terms of the Loans
The following table presents the key terms of the loans as of the reporting date:

		Related Party	Equity Ownership Interest	Interest Rate	Maturity Date	Fair Value at
Principal						December 31, 2019	December 31, 2018
2019	2018
36.5	—	MRA Hub 34 Holding, LLC	95.00%	2.50% + LIBOR	9/1/2022	$36.5	$—
32.8	—	THP Student Housing, LLC	97.00%	3.200%	9/1/2024	32.5	—
TOTAL LOANS RECEIVABLE WITH RELATED PARTIES						$69.0	$—